UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07326

                                         Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund

Third Quarter Report — September 30, 2015

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, and 4 stars for the three, five, and ten year periods ended September 30, 2015 among 99, 99, 74, and 31 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

“Give a man a fish and you feed him for a day.

Teach him how to arbitrage and you feed him forever.”

– Warren Buffett

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund decreased 0.5% compared with a decrease of 2.4% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.01%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (5/14/93)
	Quarter	1 Year	5 Year	10 Year	15 Year
AAA Shares (GABCX)	(0.49)%	1.55%	3.18%	4.17%	4.03%	5.94%
Advisor Shares (GADVX)	(0.49)	1.29	2.91	3.95	3.88	5.84
S&P Long-Only Merger Arbitrage Index	(2.41)	1.10	2.46	N/A(b)	N/A(b)	N/A(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.01	1.06	1.30	2.35(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.01	0.02	0.08	1.33	1.62	2.81
S&P 500 Index	(6.44)	(0.61)	13.34	6.80	3.96	8.92(c)

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA and the Advisor Class Shares, are 0.58% and 0.83%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund between April 1, 2002 through April 30, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 46.6%
	Aerospace — 0.2%
50,000	B/E Aerospace Inc.	$2,195,000
26,000	KLX Inc.†	929,240

		3,124,240

	Automotive: Parts and Accessories — 0.3%
9,600	Cooper Tire & Rubber Co.	379,296
80,000	Remy International Inc.	2,340,000
100,000	The Pep Boys - Manny, Moe & Jack†	1,219,000

		3,938,296

	Broadcasting — 0.0%
8,000	Cogeco Inc.	319,820

	Building and Construction — 1.9%
100,000	Delclima	493,893
200,000	Italcementi SpA	2,215,816
602,734	Lennar Corp., Cl. B	23,868,266
40,000	Norbord Inc.	573,698

		27,151,673

	Business Services — 1.4%
85,000	Blackhawk Network Holdings Inc.†	3,603,150
40,000	Diebold Inc.	1,190,800
47,721	Global Sources Ltd.†	396,562
20,000	GrainCorp Ltd., Cl. A	127,044
65,000	R. R. Donnelley & Sons Co.	946,400
5,000	The Brink’s Co.	135,050
55,000	The Interpublic Group of Companies Inc.	1,052,150
1,700,000	TNT Express NV	12,951,404
1,500	Towers Watson & Co., Cl. A	176,070

		20,578,630

	Cable and Satellite — 1.7%
1,000	AMC Networks Inc., Cl. A†	73,170
270,000	Cablevision Systems Corp., Cl. A	8,766,900
50,660	Liberty Global plc, Cl. A†	2,175,340
108,000	Liberty Global plc, Cl. C†	4,430,160
2,000	Liberty Global plc LiLAC, Cl. A†	67,380
5,000	Liberty Global plc LiLAC, Cl. C†	171,200
45,000	Sky plc	710,688
40,000	Time Warner Cable Inc.	7,174,800

		23,569,638

	Computer Hardware — 0.0%
500	Data Modul AG	18,884

	Computer Software and Services — 4.0%
181,341	Adept Technology Inc.†	2,350,179
165,000	Covisint Corp.†	354,750
808,923	Dealertrack Technologies Inc.†	51,091,577
260,000	Dot Hill Systems Corp.†	2,529,800
40,900	Envivio Inc.†	167,281
52,000	iGO Inc.†	163,800

Shares		Market Value

2,000	Innovation Group plc	$1,180
5,000	InterXion Holding NV†	135,400
5,800	Rocket Fuel Inc.†	27,086
2,000	Solera Holdings Inc.	108,000
2,000	Yahoo! Inc.†	57,820

		56,986,873

	Consumer Products — 0.3%
35,000	Avon Products Inc.	113,750
489,638	Blyth Inc.†	2,923,139
9,000	Edgewell Personal Care Co.	734,400

		3,771,289

	Consumer Services — 0.0%
10,000	Chime Communications plc	54,988
300,000	Corinthian Colleges Inc.†	285
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	26,230
404	Liberty TripAdvisor Holdings Inc., Cl. A†	8,957
546	Liberty Ventures, Cl. A†	22,031
10,000	Martha Stewart Living Omnimedia Inc., Cl. A†	59,600

		172,091

	Diversified Industrial — 1.6%
10,000	Fortune Brands Home & Security Inc.	474,700
30,000	Katy Industries Inc.†	97,650
40,000	Myers Industries Inc.	536,000
86,000	Precision Castparts Corp.	19,755,060
45,000	Tyco International plc	1,505,700
19,000	Wartsila OYJ Abp	753,053

		23,122,163

	Electronics — 0.9%
70,000	Alliance Semiconductor Corp.†	52,850
290,600	Axis Communications AB	12,002,511
12,000	MoSys Inc.†	17,880
500	Pericom Semiconductor Corp.	9,125

		12,082,366

	Energy and Utilities — 3.8%
5,000	AGL Resources Inc.	305,200
1,230,000	Alvopetro Energy Ltd.†	193,556
25,000	Anadarko Petroleum Corp.	1,509,750
20,000	Apache Corp.	783,200
1,200	Baker Hughes Inc.	62,448
179,300	BG Group plc	2,579,446
2,000	Cameron International Corp.†	122,640
445,000	Cleco Corp.	23,691,800
20,000	Endesa SA	421,039
60,000	EXCO Resources Inc.	45,000
420,000	Gulf Coast Ultra Deep Royalty Trust†	120,960
8,000	Hawaiian Electric Industries Inc.	229,520
5,000	Hess Corp.	250,300
4,059	IGAS Energy plc†	1,151
66,000	National Fuel Gas Co.	3,298,680

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
102,000	Noble Energy Inc.	$3,078,360
10,000	NorthWestern Corp.	538,300
275,000	Pepco Holdings Inc.	6,660,500
160,000	Severn Trent plc	5,286,136
9,000	Steel Excel Inc.†	179,550
2,000	TECO Energy Inc.	52,520
54,025	UIL Holdings Corp.	2,715,837
95,000	Weatherford International plc†	805,600
28,000	WEC Energy Group Inc.	1,462,160
80,000	WesternZagros Resources Ltd.†	7,493

		54,401,146

	Entertainment — 0.3%
8,000	Discovery Communications Inc., Cl. A†	208,240
8,000	Discovery Communications Inc., Cl. C†	194,320
84,000	Media General Inc.†	1,175,160
6,500	Scripps Networks Interactive Inc., Cl. A	319,735
5,000	SFX Entertainment Inc.†	2,550
10,000	Take-Two Interactive Software Inc.†	287,300
6,000	The Madison Square Garden Co., Cl. A†	432,840
14,000	Time Warner Inc.	962,500

		3,582,645

	Equipment and Supplies — 0.4%
640,000	HellermannTyton Group plc	4,519,356
50,000	Xylem Inc.	1,642,500

		6,161,856

	Financial Services — 9.0%
78,000	AllianceBernstein Holding LP	2,074,800
2,500	Aspen Insurance Holdings Ltd.	116,175
1,500	City National Corp.	132,090
14,000	H&R Block Inc.	506,800
566,800	HCC Insurance Holdings Inc.	43,909,996
35,087	Hilltop Holdings Inc.†	695,073
500	Home Loan Servicing Solutions Ltd.	348
990,000	Hudson City Bancorp Inc.	10,068,300
37,000	Kinnevik Investment AB, Cl. A	1,064,917
60,000	KKR & Co. LP	1,006,800
1,400	MasterCard Inc., Cl. A	126,168
160,000	National Interstate Corp.	4,268,800
200	National Penn Bancshares Inc.	2,350
55,000	Navient Corp.	618,200
10,000	Oritani Financial Corp.	156,200
144,494	PartnerRe Ltd.	20,067,327
335,000	StanCorp. Financial Group Inc.	38,257,000
7,312	Sterling Bancorp	108,729
1,000	Symetra Financial Corp.	31,640
1,000	The Phoenix Companies Inc.†	32,990
5,000	The PNC Financial Services Group Inc.	446,000
255,000	Wright Investors’ Service Holdings Inc.†	336,600

Shares		Market Value

150,000	Xoom Corp.†	$3,732,000

		127,759,303

	Food and Beverage — 0.5%
2,000,000	Parmalat SpA	5,157,945
5,000	Pernod Ricard SA	503,838
24,000	Remy Cointreau SA	1,573,397
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	67,348

		7,302,528

	Health Care — 11.6%
12,000	AbbVie Inc.	652,920
2,000	Alere Inc.†	96,300
93,000	Amica Mature Lifestyles Inc.	1,280,884
420,465	ArthroCare Corp. Stub†	147,163
120,000	AstraZeneca plc, ADR	3,818,400
15,000	Audika Groupe	297,509
800	Bio-Rad Laboratories Inc., Cl. A†	107,448
40,000	Celesio AG	1,122,546
9,000	Cigna Corp.	1,215,180
2,500	Humana Inc.	447,500
2,000	ICU Medical Inc.†	219,000
400	Illumina Inc.†	70,328
222,000	IPC Healthcare Inc.†	17,247,180
605,790	KYTHERA Biopharmaceuticals Inc.†	45,422,134
16,000	Laboratory Corp. of America Holdings†	1,735,520
500	Mead Johnson Nutrition Co.	35,200
399,386	Merge Healthcare Inc.†	2,835,641
6,000	Mylan NV†	241,560
433,000	Myrexis Inc.†	38,970
1,000	Perrigo Co. plc	157,270
424,000	Sigma-Aldrich Corp.	58,902,080
59,800	Synergetics USA Inc.†	392,886
4,000	Synergy Health plc†	131,306
440,900	Thoratec Corp.†	27,891,334

		164,506,259

	Hotels and Gaming — 1.3%
12,000	Belmond Ltd., Cl. A†	121,320
1,400	Churchill Downs Inc.	187,334
33,000	Eldorado Resorts Inc.†	297,660
230,000	International Game Technology plc	3,525,900
25,000	Ryman Hospitality Properties Inc.	1,230,750
960,000	Strategic Hotels & Resorts Inc.†	13,238,400

		18,601,364

	Machinery — 0.1%
35,000	Astec Industries Inc.	1,172,850
37,000	CNH Industrial NV	241,240

		1,414,090

	Metals and Mining — 0.5%
900	Agnico-Eagle Mines Ltd.	22,815

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
60,000	Alamos Gold Inc., Cl. A	$221,400
200,000	Alcoa Inc.	1,932,000
21,746	AuRico Metals Inc.†	10,755
180,000	Freeport-McMoRan Inc.	1,744,200
42,000	Newmont Mining Corp.	674,940
10,000	Pan American Silver Corp.	63,544
11,500	Vulcan Materials Co.	1,025,800
100,000	Whiting Petroleum Corp.†	1,527,000

		7,222,454

	Publishing — 0.1%
6,825	Journal Media Group Inc.	51,188
22,000	Meredith Corp.	936,760
42,016	The E.W. Scripps Co., Cl. A	742,423

		1,730,371

	Real Estate — 0.0%
500	American Tower Corp.	43,990
1,000	Conwert Immobilien Invest SE†	13,509

		57,499

	Retail — 0.3%
5,000	Aaron’s Inc.	180,550
30,000	CST Brands Inc.	1,009,800
22,000	Macy’s Inc.	1,129,040
12,000	Office Depot Inc.†	77,040
115,500	World Duty Free SpA†	1,320,288
13,000	zulily Inc., Cl. A†	226,200

		3,942,918

	Semiconductors — 3.3%
400,000	Altera Corp.	20,032,000
80,000	Atmel Corp.	645,600
250,000	Broadcom Corp., Cl. A	12,857,500
528,500	EZchip Semiconductor Ltd.†	13,297,060

		46,832,160

	Specialty Chemicals — 1.3%
860,000	Alent plc	6,322,668
15,000	Chemtura Corp.†	429,300
80,000	Cytec Industries Inc.	5,908,000
34,000	International Flavors & Fragrances Inc.	3,510,840
400	Monsanto Co.	34,136
48,000	OM Group Inc.	1,578,720
18,000	SGL Carbon SE†	285,911

		18,069,575

	Telecommunications — 0.9%
300,000	Asia Satellite Telecommunications Holdings Ltd.	466,062
9,000	BCE Inc., Toronto	368,640
8,000	Harris Corp.	585,200

Shares		Market Value

130,000	Koninklijke KPN NV	$485,759
20,500	Level 3 Communications Inc.†	895,645
100,000	Pharol SGPS SA†	29,835
670,000	Sprint Corp.†	2,572,800
140,000	Telenet Group Holding NV†	8,020,516

		13,424,457

	Transportation — 0.6%
180,000	Con-way Inc.	8,541,000
2,500	Norbert Dentressangle SA	567,223

		9,108,223

	Wireless Communications — 0.3%
20,000	Blackberry Ltd.†	122,600
14,000	Metricom Inc.†	1
60,000	Millicom International Cellular SA, SDR	3,749,126
7,500	T-Mobile US Inc.†	298,575
9,500	United States Cellular Corp.†	336,585

		4,506,887

	TOTAL COMMON STOCKS	663,459,698

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
4,000	Cincinnati Bell Inc., 6.750%, Ser. B	191,880

	RIGHTS — 0.2%
	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	57,512
187,969	Ambit Biosciences Corp., CVR†	112,781
135,000	American Medical Alert Corp.†	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940
5,000	Community Health Systems Inc., CVR†	45
50,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	8,000
13,500	Furiex Pharmaceuticals Inc., CVR†	131,895
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
139,479	Prosensa Holding, CVR†	138,084
400,000	Sanofi, CVR, expire 12/31/20†	76,120
825,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	437,250
69,000	Trius Therapeutics, CVR†	8,970

		978,007

	Retail — 0.0%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	427,500
950,000	Safeway PDC, CVR, expire 01/30/17†	46,360

		473,860

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/16†	1,764,000

	TOTAL RIGHTS	3,215,867

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	$29,440

	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	669

	TOTAL WARRANTS	30,109

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$500,000	Layne Christensen Co., 4.250%, 11/15/18	368,750

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	711,567

	U.S. GOVERNMENT OBLIGATIONS — 53.1%
754,833,000	U.S. Treasury Bills, 0.000% to 0.260%††, 10/01/15 to 03/31/16(a)	754,773,669

	TOTAL INVESTMENTS — 100.0% (Cost $1,430,082,986)	$1,422,751,540

	Aggregate tax cost	$1,431,749,631

	Gross unrealized appreciation	$24,233,293
	Gross unrealized depreciation	(33,231,384)

	Net unrealized appreciation/depreciation	$(8,998,091)

Shares
	SECURITIES SOLD SHORT — (2.1)%
	Building and Construction — (2.0)%
602,734	Lennar Corp., Cl. A	$29,009,587

	Cable and Satellite — (0.1)%
4,562	Charter Communications Inc., Cl. A	802,228

	Retail — (0.0)%
2,188	Staples Inc.	25,665

	TOTAL SECURITIES SOLD SHORT (Proceeds received $26,920,133)	$29,837,480

			Value

	Aggregate proceeds		$(26,920,133)

	Gross unrealized appreciation		$31,306
	Gross unrealized depreciation		(2,948,653)

	Net unrealized appreciation/depreciation		$(2,917,347)

Principal Amount		Settlement Date	Unrealized Appreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
12,000,000(b)	Deliver British Pounds in exchange for United States Dollars 18,210,060(c)	10/30/15	$59,593
31,000,000(d)	Deliver Euros in exchange for United States Dollars 34,843,535(c)	10/30/15	188,077

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$247,670

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$11,487	Aga Rangemaster Group plc	09/14/16	$(122)
(4,061 Shares)

4,009,234	Amlin plc	09/12/16	(36,766)
(400,000 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		$(36,888)

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

(a)	At September 30, 2015, $116,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(b)	Principal amount denoted in British Pounds.
(c)	At September 30, 2015, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(d)	Principal amount denoted in Euros.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Services	$171,806	—	$285	$172,091
Diversified Industrial	23,024,513	$97,650	—	23,122,163
Electronics	12,029,516	52,850	—	12,082,366
Financial Services	127,422,703	336,600	—	127,759,303
Food and Beverage	7,235,180	67,348	—	7,302,528
Health Care	164,359,096	—	147,163	164,506,259
Wireless Communications	4,506,886	—	1	4,506,887
Other Industries (a)	324,008,101	—	—	324,008,101
Total Common Stocks	662,757,801	554,448	147,449	663,459,698
Preferred Stocks (a)	191,880	—	—	191,880
Rights (a)	76,165	—	3,139,702	3,215,867
Warrants (a)	30,109	—	—	30,109
Convertible Corporate Bonds (a)	—	368,750	—	368,750
Corporate Bonds (a)	—	711,567	—	711,567
U.S. Government Obligations	—	754,773,669	—	754,773,669
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$663,055,955	$756,408,434	$3,287,151	$1,422,751,540
LIABILITIES (Market Value):
Securities Sold Short (a)	$(29,837,480)	—	—	$(29,837,480)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(29,837,480)	—	—	$(29,837,480)
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
Forward Foreign Exchange Contracts	—	$247,670	—	$247,670
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	$(36,888)	—	$(36,888)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$210,782	—	$210,782

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/14	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 09/30/15	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$5,000	—	$8,923	$(5,000)	—	$(8,923)	—	—	—	—
Consumer Services	—	—	0	(18,705)	—	0	$18,990	—	$285	$(18,705)
Energy and Utilities	0	—	0	0	—	0	—	—	—	—
Healthcare	147,163	—	—	—	—	—	—	—	147,163	—
Retail	27,300,000	—	4,640,620	(103,620)	—	(31,837,000)	—	—	—	—
Wireless Communications	1	—	—	—	—	—	—	—	1	—
Total Common Stocks	27,452,164	—	4,649,543	(127,325)	—	(31,845,923)	18,990	—	147,449	(18,705)
Rights:
Healthcare	813,758	—	50,000	(49,037)	$137,121	(50,000)	—	—	901,842	8,963
Retail	—	—	—	298,989	174,871	—	—	—	473,860	298,989
Wireless Communications	1,764,000	—	—	—	—				1,764,000	—
Total Rights	2,577,758	—	50,000	249,952	311,992	(50,000)	—	—	3,139,702	307,952
TOTAL INVESTMENTS IN SECURITIES	$30,029,922	—	$4,699,543	$122,627	$311,992	$(31,895,923)	$18,990	—	$3,287,151	$289,247

†	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of September 30, 2015:

Description	Balance at 09/30/15	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$147,449	Merger/Acquisition price	Discount Range	0%
Rights (a)	3,139,702

	$3,287,151

(a)	Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at September 30, 2015 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$11,487 (4,061 Shares)	Aga Rangemaster Group plc	Aga Rangemaster Group plc	9/14/16	$ (122)
4,009,234 (400,000 Shares)	Amlin plc	Amlin plc	9/12/16	(36,766)
$(36,888)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at September 30, 2015 are reflected within the Schedule of Investments.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at September 30, 2015 by primary risk exposure:

Asset Derivatives:	Net Unrealized Appreciation/ (Depreciation)

Forward Foreign Exchange Contracts	$247,670

Liability Derivatives:

Equity Contract for Difference Swap Agreements	$ (36,888)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at September 30, 2015 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015 the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, and 4 stars for the three, five, and ten year periods ended September 30, 2015 among 99, 99, 74, and 31 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB408Q315QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.